Additional Information - Condensed Financial Statements (Condensed Statements of Cash Flows) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Operating activities:
Net loss	$ (10,727,642)		$ (34,427,734)		$ (9,491,138)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	600,995		1,023,871		463,753
Provisions for Seed Music receivable (related party)	0		980,000		0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(104,388)		137,414		360,963
Amount due from related parties	6,563,757		(2,093,669)		(1,658,858)
Accrued expenses and other current liabilities	(1,207,465)	[1]	(1,123,760)	[1]	(663,166)	[1]
Net cash used in operating activities	(5,209,268)		(11,524,248)		(8,086,138)
Investing activities:
Loan to Shanda Capital Limited	0		0		(470,000)
Repayment of loans from related parties under control of Shanda	498,583		3,300,000		14,000,000
Net cash provided by investing activities	1,742,533		3,440,522		15,640,239
Financing activities:
Proceeds from exercise of options	338,563		46,400		0
Repurchase of ordinary shares	0		(58,147)		(8,169,481)
Net cash provided by (used in) financing activities	6,185,633		(3,315,507)		(21,222,221)
Effect of exchange rate changes on cash and cash equivalents	(9,800)		(524)		(11,320)
Net increase (decrease) in cash and cash equivalents	2,709,098		(11,399,757)		(13,679,440)
Cash and cash equivalents, beginning of year	1,671,230		13,070,987		26,750,427
Cash and cash equivalents, end of year	4,380,328		1,671,230		13,070,987
Ku6 Media Co., Ltd. [Member]
Operating activities:
Net loss	(10,727,642)		(34,427,734)		(9,491,138)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	600,995		1,023,871		463,753
Provisions for Seed Music receivable (related party)	0		980,000		0
Exchange gains	0		(355,337)		0
Equity in losses of subsidiaries	9,682,209		32,345,988		8,396,376
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	55,042		62,083		122,056
Amounts due from subsidiaries and variable interest entities	0		0		(1,645)
Amount due from related parties	(4,015)		74,964		(92,159)
Accrued expenses and other current liabilities	(159,414)		36,479		(277,527)
Amounts due to subsidiaries and variable interest entities	0		4,160,000		(4,013,840)
Net cash used in operating activities	(552,825)		3,900,314		(4,894,124)
Investing activities:
Loan to subsidiaries	0		(12,350,863)		(3,001,557)
Loan to Shanda Capital Limited	0		0		(470,000)
Repayment of loans from related parties under control of Shanda	498,583		3,300,000		14,000,000
Net cash provided by investing activities	498,583		(9,050,863)		10,528,443
Financing activities:
Proceeds from exercise of options	338,563		46,400		0
Repurchase of ordinary shares	0		(58,147)		(8,169,481)
Net cash provided by (used in) financing activities	338,563		(11,747)		(8,169,481)
Effect of exchange rate changes on cash and cash equivalents	0		0		0
Net increase (decrease) in cash and cash equivalents	284,321		(5,162,296)		(2,535,162)
Cash and cash equivalents, beginning of year	56,999		5,219,295		7,754,457
Cash and cash equivalents, end of year	$ 341,320		$ 56,999		$ 5,219,295

[1]	Refer to Note 2(31).